Operating Segments (Details) - Schedule of financial position - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Operating Segments (Details) - Schedule of financial position [Line Items]
Current assets	$ 60,340,439	$ 23,626,280
Non-current assets	563,235	712,459
Total assets	60,903,674	24,338,739
Current liabilities	(44,522,076)	(10,031,527)
Non-current liabilities	(150,032)	(105,540)
Total liabilities	(44,672,108)	(10,137,067)
Net assets	16,231,566	14,201,672
Metalpha [Member]
Operating Segments (Details) - Schedule of financial position [Line Items]
Current assets	46,537,706	8,438,027
Non-current assets
Total assets	46,537,706	8,438,027
Current liabilities	(41,474,678)	(6,434,996)
Non-current liabilities
Total liabilities	(41,474,678)	(6,434,996)
Net assets	5,063,028	2,003,031
Longyun [Member]
Operating Segments (Details) - Schedule of financial position [Line Items]
Current assets	4,769,277	4,644,940
Non-current assets	179,702	35,874
Total assets	4,948,979	4,680,814
Current liabilities	(474,008)	(557,619)
Non-current liabilities	(87,231)
Total liabilities	(561,239)	(557,619)
Net assets	4,387,740	4,123,195
Dacheng Liantong [Member]
Operating Segments (Details) - Schedule of financial position [Line Items]
Current assets	4,409,136	5,409,384
Non-current assets	278,042	213,844
Total assets	4,687,178	5,623,228
Current liabilities	(257,870)	(464,803)
Non-current liabilities	(42,938)	(105,540)
Total liabilities	(300,808)	(570,343)
Net assets	4,386,370	5,052,885
Other [Member]
Operating Segments (Details) - Schedule of financial position [Line Items]
Current assets	4,624,320	5,133,929
Non-current assets	105,491	462,741
Total assets	4,729,811	5,596,670
Current liabilities	(2,315,520)	(2,574,109)
Non-current liabilities	(19,863)
Total liabilities	(2,335,383)	(2,574,109)
Net assets	$ 2,394,428	$ 3,022,561